Long-term loans (Narrative) (Detail) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of long-term loans [line items]
Long-term loans	¥ 150,169,010,000	¥ 125,129,416,000
Secured [member]
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	1,756,000,000	5,167,000,000
Secured [member] | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Long-term loans	986,000,000	4,605,000,000
Secured [member] | Future electricity and heat revenue [member]
Disclosure of long-term loans [line items]
Long-term loans	8,938,000,000	10,559,000,000
Tiancheng Financial Leasing [member] | Secured [member]
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	769,000,000	4,064,000,000
Tiancheng Financial Leasing [member] | Secured [member] | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Long-term loans	464,000,000	3,697,000,000
Nominal price of buy back when lease term expires	1
Other financial leasing companies [member] | Secured [member]
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	987,000,000	1,103,000,000
Other financial leasing companies [member] | Secured [member] | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Long-term loans	522,000,000	¥ 638,000,000
Nominal price of buy back when lease term expires	¥ 1